Income taxes	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Income taxes

1
5
. Income taxes
(1) Deferred tax assets and liabilities
Significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31,
	2021	2022
Deferred tax assets
Defined benefit plan liabilities	172,237	141,186
Accrued expenses and liabilities for quality assurance	623,247	613,101
Other accrued employees’ compensation	127,339	128,461
Operating loss carryforwards for tax purposes	14,263	64,740
Allowance for doubtful accounts and credit losses	82,467	85,289
Property, plant and equipment and other assets	224,933	210,238
Other	400,000	491,167

Total deferred tax assets	1,644,486	1,734,181

Deferred tax liabilities
Changes in fair value of financial instruments measured in other comprehensive income	(661,221)	(725,242)
Undistributed earnings of foreign subsidiaries	(18,539)	(51,888)
Undistributed earnings of associates and joint ventures	(902,680)	(1,026,027)
Basis difference of acquired assets	(48,371)	(63,189)
Capitalized development costs	(195,033)	(204,741)
Lease transactions	(533,167)	(468,894)
Other	(196,470)	(206,791)

Total deferred tax liabilities	(2,555,481)	(2,746,773)

Net deferred tax assets and liabilities	(910,996)	(1,012,592)

Of the changes in deferred tax assets and deferred tax liabilities for the years ended March 31, 2020, 2021 and 2022, the amount recognized as income tax expense in the consolidated statement of income is as follows:

	Yen in millions
	For the years ended March 31,
	2020	2021	2022
Defined benefit plan liabilities	16,927	12,473	4,203
Accrued expenses and liabilities for quality assurance	(18,676)	(18,256)	(40,761)
Other accrued employees’ compensation	4,557	3,125	(968)
Operating loss carryforwards for tax purposes	(295,656)	1,265	38,119
Allowance for doubtful accounts and credit losses	19,293	6,042	(4,902)
Property, plant and equipment and other assets	(76,680)	4,468	(9,795)
Undistributed earnings of foreign subsidiaries	1,290	6,144	(33,349)
Undistributed earnings of associates and joint ventures	(33,008)	47,840	(71,405)
Basis difference of acquired assets	(10,033)	(18,302)	(11,270)
Capitalized development costs	(4,434)	(1,762)	(9,708)
Lease transactions	286,869	209,972	103,098
Other	(83,216)	23,104	111,603

Total	(192,767)	276,113	74,864

The deductible temporary differences, unused tax losses, and unused tax credits for which no deferred tax asset is recognized in the statement of financial position:

	Yen in millions
	March 31,
	2021	2022
Deductible temporary difference	250,670	709,204
Carryforwards of tax losses	379,566	518,385
Carryforwards of tax credit	34,800	46,306

Total	665,037	1,273,894

The expected expiration date of the carryforwards of tax losses for which deferred tax assets are not recognized are as follows:

	Yen in millions
	March 31,
	2021	2022
Within 5 years	13,597	4,049
Between 5 and 10 years	20,475	136,666
Later than 10 years	345,493	377,670

Total	379,566	518,385

The expected expiration date of the carryforwards of tax credit for which deferred tax assets are not recognized are as follows:

	Yen in millions
	March 31,
	2021	2022
Within 5 years	5,097	8,654
Between 5 and 10 years	2,340	9,865
Later than 10 years	27,363	27,787

Total	34,800	46,306

Of the temporary differences in investments in foreign subsidiaries, because management intends to reinvest undistributed earnings of foreign subsidiaries to the extent not expected to be remitted in the foreseeable future, no deferred tax liability is recognized. As of March 31, 2021 and 2022, the temporary differences totaled ¥4,362,133 million and ¥4,799,506 million, respectively, and Toyota estimates an additional deferred tax liability of ¥202,533 million and ¥203,229 million would be required, respectively, if the full amount of those undistributed earnings were remitted.

(2) Income tax expenses
The income tax expense for the years ended March 31, 2020, 2021 and 2022 consists of the following:

	Yen in millions
	For the years ended March 31,
	2020	2021	2022
Current income tax expense:
TMC and domestic subsidiaries	484,667	403,230	672,077
Foreign subsidiaries	4,383	522,859	518,705

Total current	489,050	926,089	1,190,782

Deferred income tax expense (benefit):
TMC and domestic subsidiaries	95,270	(23,792)	42,131
Foreign subsidiaries	97,498	(252,321)	(116,995)

Total deferred	192,767	(276,113)	(74,864)

Total income tax expense	681,817	649,976	1,115,918

Toyota is subject to a number of different income taxes which, in the aggregate, indicate a statutory rate in Japan of approximately
30.9
%
for the years ended March 31, 2020, 2021 and 2022. The statutory tax rates in effect for the year in which the temporary differences are expected to reverse are used to calculate the tax effects of temporary differences which are expected to reverse in future years. Reconciliation of the differences between the statutory tax rate and the average effective tax rate is as follows:

	For the years ended March 31,
	2020	2021	2022
Statutory tax rate	30.9%	30.9%	30.9%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	0.4	0.5	0.6
Tax-exempt income	(0.5)	(0.4)	(0.3)
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	0.9	0.6	1.3
Effects of investments accounted for using the equity method	(3.4)	(3.7)	(4.3)
Deferred tax liabilities on undistributed earnings of associates and joint ventures	2.1	(0.2)	2.6
Change in unrecognized deferred tax assets	0.9	0.7	3.7
Tax credits	(4.5)	(3.2)	(2.7)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(2.4)	(3.5)	(3.1)
Unrecognized tax benefits adjustments	(0.4)	(0.2)	(0.3)
Other	0.3	0.6	(0.3)

Average effective tax rate	24.4%	22.2%	28.0%